CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Other comprehensive income, net of reclassifications into net income:	$ 388	$ 11,949
Other comprehensive income
Change in net unrealized gain during the period	(6,512)	16,863
Reclassification adjustments for losses included in income	(80)	(400)
Reclassification adjustments for foreign currency translation losses	(449)
Amortization of losses previously held as available-for-sale	56	11
Net unrealized gain (loss) on investment securities	(6,985)	16,474
Deferred tax expense
Change in net unrealized gain (loss) during the period	(2,279)	5,902
Reclassification adjustments for losses included in income	(28)	(140)
Amortization of losses previously held as available-for-sale	19	4
Income tax expense (benefit) related to items of other comprehensive income	(2,288)	5,766
Other comprehensive income (loss) net of tax and reclassifications into net income	(4,697)	10,708
Comprehensive income (loss)	$ (4,309)	$ 22,657